Derivative Instruments - Schedule of Notional Amount and Average Rates of Derivatives and the Carrying Amount of Deposits Designated as Hedging Instruments, by Term to Maturity (Parenthetical) (Detail) - CAD ($)
$ in Millions
12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 6,789,847	$ 6,555,375
Interest rate swaps [Member] | Interest rate risk [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	92,296	93,611
Interest rate swaps [Member] | Interest rate risk [member] | Fair value hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	94,738	$ 93,467
LIBOR Or Other Potentially Impacted IBORs [Member] | Interest rate swaps [Member] | Interest rate risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	41
LIBOR Or Other Potentially Impacted IBORs [Member] | Interest rate swaps [Member] | Interest rate risk [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 48,825
Interest rates swaps maturity period	Dec. 31, 2021
LIBOR Or Other Potentially Impacted IBORs [Member] | Cross currency swaps and foreign exchange forwards [member] | Interest rate risk [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 718
Interest rates swaps maturity period	Dec. 31, 2021
LIBOR Or Other Potentially Impacted IBORs [Member] | Cross currency swaps and foreign exchange forwards [member] | Interest rate risk [member] | Fair value hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 39
Interest rates swaps maturity period	Dec. 31, 2021
IBOR [Member] | Interest rate swaps [Member] | Interest rate risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 55,130
Interest rates swaps maturity period	Dec. 31, 2021